INCOME TAXES - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net loss carryforward	¥ 1,271	¥ 888
Deferred revenue	326	283
Long-term assets	238	388
Bad debt provision	40	18
Accrued payroll	45	69
Other accrued expenses	3	3
Share-based compensation	29	31
Others	150	12
Valuation allowance	(466)	(369)	¥ (152)
Total deferred tax assets	1,636	1,323
Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	1,596	1,782
Others	31	99
Total deferred tax liabilities	1,627	1,881
Net deferred tax (liabilities) assets	9	(558)
Analysis as:
Deferred tax assets	862	623
Deferred tax liabilities	853	1,181
Net deferred tax (liabilities) assets	9	(558)
Movement of the valuation allowance
Balance at the beginning of the year	(369)	(152)	(107)
Provided	(151)	(249)	(79)
Reversed	37	32	24
Written off	17		10
Balance at the end of the year	¥ (466)	¥ (369)	¥ (152)